Share capital - Additional Information (Detail) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Capital stock	2,100,832,000	2,100,832,000	2,072,922,000
Percentage of income to be transferred to reserve	5.00%
Minimum percentage of capital stock at nominal value to be transferred to reserve	20.00%
Amount in legal reserve	$ 164	$ 164	$ 164
Balance in legal reserve fund	$ 8,918
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Capital stock	2,100,832,262
Fixed capital stock (nominal value) per share	$ 934
Common shares, no par value	$ 0
Series A shares [member]
Disclosure of classes of share capital [line items]
Capital stock	992,078,000	992,078,000	992,078,000
Equity threshold percentage	51.00%
Series D share [member]
Disclosure of classes of share capital [line items]
Capital stock	583,546,000	583,546,000	583,546,000
Equity threshold percentage	49.00%